Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 2,010	$ 1,139
Balance at end of period	1,845	2,010
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,656	1,502
Acquisition (Note 5)		1,132
Additions	25	110
Modifications	83	22
Re-measurements	7	(4)
Transfers to Assets Held for Sale (Note 18)		(78)
Exchange Rate Movements and Other	(74)	(28)
Terminations	(10)
Balance at end of period	2,687	2,656
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	646	363
Transfers to Assets Held for Sale (Note 18)		(24)
Exchange Rate Movements and Other	95	24
Terminations	(6)	(3)
Depreciation	297	323
Impairment Reversals (Note 11)		11
Balance at end of period	842	646
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	500	437
Balance at end of period	472	500
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	592	495
Acquisition (Note 5)		99
Additions	0	4
Modifications	9	1
Re-measurements	1	(2)
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	(2)	(5)
Terminations	(1)
Balance at end of period	599	592
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	92	58
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	1	4
Terminations	0	0
Depreciation	36	38
Impairment Reversals (Note 11)		0
Balance at end of period	127	92
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,321	684
Balance at end of period	1,195	1,321
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,841	977
Acquisition (Note 5)		765
Additions	22	96
Modifications	69	20
Re-measurements	3	1
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	(89)	(18)
Terminations	(6)
Balance at end of period	1,840	1,841
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	520	293
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	95	14
Terminations	(6)	(3)
Depreciation	226	239
Impairment Reversals (Note 11)		5
Balance at end of period	645	520
Manufacturing Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	128	10
Balance at end of period	116	128
Manufacturing Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	161	15
Acquisition (Note 5)		138
Additions	1	7
Modifications	3	1
Re-measurements	2	0
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	9	0
Terminations	(2)
Balance at end of period	174	161
Manufacturing Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	33	5
Transfers to Assets Held for Sale (Note 18)		0
Exchange Rate Movements and Other	(4)	0
Terminations	0	0
Depreciation	21	23
Impairment Reversals (Note 11)		5
Balance at end of period	58	33
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	61	8
Balance at end of period	62	61
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	62	15
Acquisition (Note 5)		130
Additions	2	3
Modifications	2	0
Re-measurements	1	(3)
Transfers to Assets Held for Sale (Note 18)		(78)
Exchange Rate Movements and Other	8	(5)
Terminations	(1)
Balance at end of period	74	62
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1	7
Transfers to Assets Held for Sale (Note 18)		(24)
Exchange Rate Movements and Other	3	6
Terminations	0	0
Depreciation	14	23
Impairment Reversals (Note 11)		1
Balance at end of period	$ 12	$ 1